RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

8.      RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

The following table presents the Group's right-of-use assets and operating lease liabilities as of the respective balance sheet dates:

	December 31
	2020	2021
	RMB’000	RMB’000	US$’000
Right-of-use assets	5,869	3,400	534

Operating lease liabilities - current	2,427	2,565	403
Operating lease liabilities - non-current	3,470	905	142
Total operating lease liabilities	5,897	3,470	545

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.40
Weighted average discount rate	6.18%

During year ended December 31, 2021, cash payment for operating leases was RMB 2,034,000 (US$ 316,000).

During year ended December 31, 2019, 2020 and 2021, the Group incurred total operating lease expenses of RMB45,384,000, RMB 4,307,000 and RMB 2,034,000 (US$ 316,000), respectively.

8.      RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (CONTINUED)

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2021:

2022	2,708
2023	917
Total lease payments	3,625
Less: imputed interest	(155)
Present value of lease liabilities	3,470